Average Annual Total Returns (Target Retirement 2050) (USAA Target Retirement 2050 Fund, Target Retirement 2050 Fund)	0 Months Ended
Jul. 12, 2013
Average Annual Return:
Past 1 Year	14.97%
Since Inception	4.27%
Inception Date	Jul. 31, 2008
Return After Taxes on Distributions
Average Annual Return:
Past 1 Year	14.67%
Since Inception	4.03%
Inception Date	Jul. 31, 2008
Return After Taxes on Distributions and Sales
Average Annual Return:
Past 1 Year	10.13%
Since Inception	3.63%
Inception Date	Jul. 31, 2008
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	16.00%
Since Inception	5.05%
Inception Date	Jul. 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
Past 1 Year	4.22%
Since Inception	6.51%
Inception Date	Jul. 31, 2008